S000035291 [Member] Performance Management - Ariel International Fund	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The bar chart and the table below show two aspects of the Fund: variability and performance. The bar chart shows the variability of the Fund’s Investor Class annual total returns over time by showing changes in the Fund’s Investor Class performance from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of the MSCI EAFE® Index (net), a broad-based securities market index reflecting the performance of the developed markets (excluding the U.S. and Canada) and of the MSCI ACWI ex‑US Index® (net), a broad measure of performance of the global developed and emerging markets (excluding the U.S.). Because a portion of the Fund’s assets are invested in equity securities based in emerging markets, the MSCI ACWI ex‑US Index® (net) returns are presented to offer a point of comparison for any such investments. The MSCI EAFE® Value Index (net) and the MSCI ACWI ex‑US Value Index® (net) are also included because they reflect certain market sectors in which the Fund invests. The bar chart and table provide some indication of the risks of investing in the Fund. To obtain updated performance information, visit the Fund’s website at arielinvestments.com or call 800.292.7435. The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the variability of the Fund’s Investor Class annual total returns over time by showing changes in the Fund’s Investor Class performance from year to year.
Performance Additional Market Index [Text]	The table shows the Fund’s average annual total returns for certain time periods compared to the returns of the MSCI EAFE® Index (net), a broad-based securities market index reflecting the performance of the developed markets (excluding the U.S. and Canada) and of the MSCI ACWI ex‑US Index® (net), a broad measure of performance of the global developed and emerging markets (excluding the U.S.). Because a portion of the Fund’s assets areinvested in equity securities based in emerging markets, the MSCI ACWI ex‑US Index® (net) returns are presented to offer a point of comparison for any such investments.
Bar Chart [Heading]	Total return for the year ended December 31
Bar Chart Closing [Text Block]

Best Quarter:	4Q 22	+14.35%
Worst Quarter:	3Q 22	-14.37%

Performance Table Heading	Average annual total returns as of December 31, 2025
Performance Table Narrative
After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on your tax situation and are not relevant if Fund shares are held in tax‑ deferred arrangements, such as Individual Retirement Accounts. After‑tax returns are shown for the Investor Class only. After‑tax returns for the Institutional Class will vary.

Performance Table Uses Highest Federal Rate	After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after‑tax returns depend on your tax situation and are not relevant if Fund shares are held in tax‑ deferred arrangements, such as Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	After‑tax returns are shown for the Investor Class only. After‑tax returns for the Institutional Class will vary.
Performance Availability Website Address [Text]	arielinvestments.com
Performance Availability Phone [Text]	800.292.7435
Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	14.35%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(14.37%)
Lowest Quarterly Return, Date	Sep. 30, 2022